Contingencies and Certain Commitments (Action In Which We Are The Defendant) (Details) $ in Thousands, £ in Millions	1 Months Ended
	Oct. 31, 2018 manufacturer	May 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Jul. 31, 2017 Patents	Mar. 31, 2015 Patents	Mar. 31, 2013 lagoon	Dec. 31, 2018 Claim	Dec. 31, 2016 GBP (£)
Celebrex [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party | $			$ 94,000
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed					6
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Number of claims dismissed					4
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed					2
Pfizer And Various Other Manufacturers Versus Mississippi Attorney General [Member] | Docetaxel [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of defendants other than main defendant | manufacturer	8
Patent Infringement [Member] | Pfizer Versus BMS, E.R. Squibb & Sons, Ono Pharmaceutical and Tasuku Honjo [Member] | Bavencio [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed				1
Damages from Product Defects [Member] | Class Action Versus American Optical Corporation And Various Other Defendants [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of claims seeking damages | Claim							46,400
Average Wholesale Price [Member] | State of Illinois Versus Pfizer [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of claims seeking damages | Claim							1
Environmental Remediation Litigation [Member]
Loss Contingencies [Line Items]
Feasibility study, number of lagoons | lagoon						2
Violation of Antitrust Laws [Member] | Phenytoin Sodium Capsules [Member]
Loss Contingencies [Line Items]
Imposed fine | £								£ 84.2
Copayment Assistance Organizations [Member] | Pfizer Versus United States District Of Massachusetts [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party | $		$ 23,850
Term of corporate integrity agreement		5 years